UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Tax-Managed Emerging Markets Fund

Class IEITEX

Annual Shareholder Report June 30, 2024

This annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Underweight exposure to Taiwan as robust demand for semiconductors drove strong performance in Taiwan’s equity market

↓ Underweight exposure to India as its equity market performed well against a backdrop of broad GDP growth, with all sectors posting double-digit gains

↓ Overweight exposure to Thailand as political uncertainties, a sluggish economy, and a fall in its currency weighed on equity performance

↑ Underweight exposure to China as Chinese stock prices declined amid a gloomy economic outlook and weak investor sentiment

↑ Overweight exposure to Turkey as markets responded positively to the government’s transition toward more conventional fiscal and monetary policies

↑ Overweight exposure to Peru as its stock market performed well against a backdrop of economic expansion, with its best GDP growth since 2021

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
6/14	$1,000,000	$1,000,000
9/14	$978,419	$965,049
12/14	$897,123	$921,576
3/15	$894,045	$942,214
6/15	$900,658	$948,753
9/15	$765,061	$778,962
12/15	$755,857	$784,098
3/16	$813,947	$828,898
6/16	$822,890	$834,382
9/16	$867,851	$909,698
12/16	$847,313	$871,814
3/17	$930,256	$971,593
6/17	$965,663	$1,032,508
9/17	$1,029,164	$1,114,011
12/17	$1,076,874	$1,196,853
3/18	$1,099,524	$1,213,811
6/18	$1,000,644	$1,117,193
9/18	$992,601	$1,104,967
12/18	$934,743	$1,022,490
3/19	$1,001,315	$1,123,870
6/19	$1,021,961	$1,130,685
9/19	$975,215	$1,082,686
12/19	$1,051,658	$1,210,851
3/20	$735,628	$925,103
6/20	$872,658	$1,092,376
9/20	$914,583	$1,196,788
12/20	$1,098,506	$1,432,511
3/21	$1,118,981	$1,465,253
6/21	$1,203,230	$1,539,209
9/21	$1,171,749	$1,414,654
12/21	$1,149,095	$1,396,100
3/22	$1,104,658	$1,298,723
6/22	$979,073	$1,150,022
9/22	$906,138	$1,016,936
12/22	$1,008,459	$1,115,604
3/23	$1,041,239	$1,159,736
6/23	$1,064,958	$1,170,140
9/23	$1,048,968	$1,135,910
12/23	$1,115,863	$1,225,247
3/24	$1,136,177	$1,254,265
6/24	$1,162,377	$1,316,967

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	9.15%	2.61%	1.51%
MSCI Emerging Markets Index (net of foreign withholding taxes)Footnote Reference1	12.55%	3.09%	2.79%
Footnote	Description
Footnote[1]	Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$499,909,313
# of Portfolio Holdings	1,410
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,200,510

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.6%
North America	1.0%
Africa	8.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	13.8%
Asia	51.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	1.4%
Delta Electronics (Thailand) PCL	0.9%
Samsung Electronics Co. Ltd.	0.9%
Al Salam Bank BSC	0.7%
Turkcell Iletisim Hizmetleri AS	0.7%
Reliance Industries Ltd.	0.7%
Naspers Ltd., Class N	0.7%
MercadoLibre, Inc.	0.6%
PetroChina Co. Ltd., Class H	0.6%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report June 30, 2024

EITEX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2023 and June 30, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2023	6/30/2024
Audit Fees	$86,700	$80,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$38	$0

Total(4)	$86,738	$80,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/22	6/30/23	10/31/23	6/30/24
Audit Fees	$98,983	$86,700	$98,600	$80,600
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$1,350	$0	$0	$0
All Other Fees(3)	$0	$38	$833	$0

Total	$100,333	$86,738	$99,433	$80,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/22	6/30/23	10/31/23	6/30/24
Registrant(1)	$1,350	$38	$833	$0
Eaton Vance(2)	$52,836	$0	$0	$18,490

(1)

Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds. As of June 15, 2020, no series of the Trust were “feeder” funds in a “master-feeder” fund structure or fund of funds.

(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Tax-Managed Emerging
Markets Fund
Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information June 30, 2024
Parametric
Tax-Managed Emerging Markets Fund

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments

Common Stocks — 99.0%
Security	Shares	Value
Argentina — 1.1%
Banco BBVA Argentina SA ADR(1)(2)	11,711	$ 108,327
Banco Macro SA ADR(1)(2)	1,900	108,927
Central Puerto SA ADR	18,400	166,888
CRESUD SA ADR	6,765	55,608
Despegar.com Corp.(1)(2)	27,049	357,858
IRSA Inversiones y Representaciones SA ADR(1)(2)	16,179	144,964
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	13,400	90,584
MercadoLibre, Inc.(1)	1,927	3,166,832
Pampa Energia SA ADR(1)(2)	6,575	291,009
Telecom Argentina SA ADR(1)	17,600	127,248
Transportadora de Gas del Sur SA, Class B ADR(1)	26,370	500,503
YPF SA ADR(1)	29,664	596,840
		$ 5,715,588
Bahrain — 0.7%
Al Salam Bank BSC	5,535,506	$ 3,409,129
GFH Financial Group BSC	956,057	276,083
		$ 3,685,212
Bangladesh — 0.4%
Al-Arafah Islami Bank PLC	356,656	$ 72,173
Bangladesh Export Import Co. Ltd.(3)	247,636	174,641
Beximco Pharmaceuticals Ltd.	79,073	77,999
British American Tobacco Bangladesh Co. Ltd.	21,052	57,433
GrameenPhone Ltd.	72,336	148,172
Jamuna Oil Co. Ltd.	50,340	74,731
Khulna Power Co. Ltd.(3)	231,595	37,534
LafargeHolcim Bangladesh Ltd.	194,809	104,862
LankaBangla Finance PLC(1)	629,970	82,661
Meghna Petroleum Ltd.	38,062	64,088
Olympic Industries Ltd.	50,610	57,027
Padma Oil Co. Ltd.	25,811	41,023
Pubali Bank PLC	449,986	100,235
Social Islami Bank PLC	1,537,392	96,324
Square Pharmaceuticals PLC	292,370	526,608
Summit Power Ltd.	372,759	69,388
Titas Gas Transmission & Distribution Co. Ltd.	163,853	31,383
Unique Hotel & Resorts PLC	394,668	184,421
United Commercial Bank PLC	1,306,891	92,927
		$ 2,093,630
Botswana — 0.4%
First National Bank of Botswana Ltd.	1,246,418	$ 450,686
Security	Shares	Value
Botswana (continued)
Letshego Holdings Ltd.	2,688,951	$ 227,909
Sechaba Breweries Holdings Ltd.	731,999	1,248,997
		$ 1,927,592
Brazil — 4.1%
Adecoagro SA(2)	20,500	$ 199,465
Allos SA	33,689	127,281
AMBEV SA	384,325	784,449
Arcos Dorados Holdings, Inc., Class A	25,165	226,485
Arezzo Industria e Comercio SA	8,000	73,487
Atacadao SA(1)	46,200	74,547
B3 SA - Brasil Bolsa Balcao	107,755	197,387
Banco Bradesco SA, PFC Shares	75,130	166,385
Banco do Brasil SA	55,200	263,751
Braskem SA, Class A, PFC Shares(1)	28,900	92,334
BRF SA(1)	83,000	336,597
CCR SA	119,400	248,621
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	471,766
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	657,678
Cia Energetica de Minas Gerais, PFC Shares	149,760	264,955
Cogna Educacao SA(1)	267,100	84,572
Cosan SA	75,536	182,959
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	19,852	93,257
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	217,914
Direcional Engenharia SA	19,100	90,851
Embraer SA(1)	44,300	286,479
Engie Brasil Energia SA	12,825	101,612
Equatorial Energia SA	54,600	299,757
Fleury SA	69,995	188,194
Gerdau SA, PFC Shares	51,120	168,080
Grendene SA	79,100	81,504
Grupo De Moda Soma SA(1)	63,000	69,197
Hapvida Participacoes e Investimentos SA(1)(4)	826,657	566,376
Hypera SA	54,900	281,861
Iguatemi SA	33,840	124,582
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	38,800	160,264
Itau Unibanco Holding SA, PFC Shares	53,893	312,458
Itausa SA, PFC Shares	62,788	110,298
JBS SA(1)	51,902	299,615
Klabin SA, PFC Shares	258,500	196,993
Localiza Rent a Car SA	52,932	397,693
Lojas Renner SA	90,255	201,496
Marfrig Global Foods SA(1)	42,100	93,085
MRV Engenharia e Participacoes SA(1)	64,300	76,837

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
Multiplan Empreendimentos Imobiliarios SA	27,000	$ 108,867
Natura & Co. Holding SA	79,100	219,891
NU Holdings Ltd., Class A(1)	46,800	603,252
Odontoprev SA	89,700	182,285
Petroleo Brasileiro SA, PFC Shares	326,791	2,224,360
Prio SA	29,300	229,364
Raia Drogasil SA	86,752	398,524
Raizen SA, PFC Shares	212,300	112,035
Rede D'Or Sao Luiz SA(4)	219,100	1,066,085
Rumo SA	70,999	263,162
Sendas Distribuidora SA(1)	81,380	150,528
SLC Agricola SA	20,600	64,305
Smartfit Escola de Ginastica e Danca SA	44,300	171,174
Suzano SA	31,841	324,727
Telefonica Brasil SA	90,505	734,065
TIM SA	158,975	451,606
TOTVS SA	78,600	427,863
Transmissora Alianca de Energia Eletrica SA	40,076	245,398
Ultrapar Participacoes SA	73,348	283,415
Vale SA	129,918	1,446,038
Vibra Energia SA	185,864	694,899
WEG SA	119,728	903,620
XP, Inc. BDR	3,900	68,231
YDUQS Participacoes SA	58,400	108,754
		$ 20,353,570
Bulgaria — 0.2%
Bulgartabac Holding AD(1)	3,450	$ 10,250
Industrial Holding Bulgaria PLC(1)	443,968	420,751
Sopharma AD	246,595	800,667
		$ 1,231,668
Chile — 2.4%
Aguas Andinas SA, Series A	522,654	$ 142,736
Banco de Chile	6,307,082	717,468
Banco de Credito e Inversiones SA	9,960	280,262
Banco Santander Chile ADR(2)	28,749	541,344
CAP SA(1)	34,019	213,661
Cencosud SA	466,149	879,246
Cencosud Shopping SA	230,782	349,465
Cia Cervecerias Unidas SA ADR(2)	31,700	360,746
Cia Sud Americana de Vapores SA	10,549,689	669,943
Colbun SA	1,586,584	205,335
Embotelladora Andina SA, Series B ADR	23,172	398,558
Empresa Nacional de Telecomunicaciones SA	65,399	193,546
Empresas CMPC SA	394,151	741,350
Security	Shares	Value
Chile (continued)
Empresas COPEC SA	194,377	$ 1,497,512
Enel Americas SA	5,220,130	485,929
Enel Chile SA	6,569,086	370,669
Engie Energia Chile SA(1)	118,694	106,138
Falabella SA(1)	390,387	1,203,456
Inversiones Aguas Metropolitanas SA	149,380	111,035
Parque Arauco SA	315,323	476,143
Plaza SA	163,930	238,635
Quinenco SA	108,178	354,635
Ripley Corp. SA(1)	1,176,774	321,376
Sociedad Quimica y Minera de Chile SA ADR(2)	27,200	1,108,400
SONDA SA	210,171	93,578
Vina Concha y Toro SA	162,058	189,379
		$ 12,250,545
China — 15.0%
AAC Technologies Holdings, Inc.	70,500	$ 275,842
Agricultural Bank of China Ltd., Class H	696,000	297,078
Air China Ltd., Class H(1)(2)	366,000	170,014
Akeso, Inc.(1)(2)(4)	38,000	183,185
Alibaba Group Holding Ltd. ADR	18,609	1,339,848
Alibaba Health Information Technology Ltd.(1)	550,000	219,585
Aluminum Corp. of China Ltd., Class H	534,000	363,710
Anhui Conch Cement Co. Ltd., Class H	186,000	442,438
ANTA Sports Products Ltd.	69,143	661,283
Baidu, Inc. ADR(1)(2)	5,200	449,696
Bank of China Ltd., Class H	844,275	416,064
Bank of Communications Co. Ltd., Class H	369,000	289,252
Baoshan Iron & Steel Co. Ltd., Class A	104,100	95,164
BeiGene Ltd. ADR(1)	4,425	631,315
Beijing Enterprises Holdings Ltd.	95,500	320,400
Beijing Enterprises Water Group Ltd.(2)	806,000	247,546
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	21,091
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	173,272
BOE Technology Group Co. Ltd., Class A	353,900	199,008
BYD Co. Ltd., Class H	13,672	406,043
BYD Electronic International Co. Ltd.	92,500	460,352
CGN Power Co. Ltd., Class H(4)	1,143,000	502,507
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	146,236
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	199,987
China CITIC Bank Corp. Ltd., Class H(1)	153,000	98,027
China Conch Venture Holdings Ltd.(1)	132,000	122,740
China Construction Bank Corp., Class H	1,275,745	943,058
China Everbright Environment Group Ltd.	262,148	131,284
China Gas Holdings Ltd.	340,800	305,347
China Hongqiao Group Ltd.(2)	202,500	305,593

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
China International Marine Containers Group Co. Ltd., Class H	105,261	$ 95,058
China Life Insurance Co. Ltd., Class H	106,000	149,572
China Mengniu Dairy Co. Ltd.	163,000	291,707
China Merchants Bank Co. Ltd., Class H	56,000	254,472
China Merchants Port Holdings Co. Ltd.	84,000	124,817
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(1)(3)	935,251	0
China National Building Material Co. Ltd., Class H(2)	532,000	190,046
China Nonferrous Mining Corp. Ltd.	118,000	102,663
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	182,490
China Oilfield Services Ltd., Class H	266,000	255,046
China Overseas Land & Investment Ltd.	346,360	599,539
China Petroleum & Chemical Corp., Class H	3,548,200	2,294,690
China Power International Development Ltd.(2)	694,000	360,232
China Railway Group Ltd., Class H	400,000	220,662
China Resources Beer Holdings Co. Ltd.	112,000	376,760
China Resources Gas Group Ltd.	198,000	693,193
China Resources Land Ltd.	197,111	671,425
China Resources Mixc Lifestyle Services Ltd.(4)	57,600	190,620
China Resources Pharmaceutical Group Ltd.(4)	221,500	163,724
China Resources Power Holdings Co. Ltd.	272,000	833,370
China Shenhua Energy Co. Ltd., Class H	431,574	1,989,246
China Southern Airlines Co. Ltd., Class H(1)(2)	562,500	210,193
China State Construction International Holdings Ltd.	180,000	244,733
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	94,925
China Vanke Co. Ltd., Class H(2)	452,317	269,224
China Yangtze Power Co. Ltd., Class A	236,900	942,370
CITIC Ltd.	415,000	377,146
CITIC Securities Co. Ltd., Class H	43,500	63,757
CMOC Group Ltd., Class H	1,020,000	930,818
COFCO Joycome Foods Ltd.(1)(2)(5)	452,000	95,920
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	428,091
COSCO SHIPPING Holdings Co. Ltd., Class H	350,294	611,405
Country Garden Services Holdings Co. Ltd.	153,425	94,491
CRRC Corp. Ltd., Class H	327,000	210,909
CSPC Pharmaceutical Group Ltd.	924,560	736,309
Daqo New Energy Corp. ADR(1)(2)	5,500	80,300
Dongyue Group Ltd.	189,000	205,333
East Money Information Co. Ltd., Class A	95,289	138,170
ESR Group Ltd.(2)(4)	328,000	431,306
Fufeng Group Ltd.(2)	162,000	110,153
Full Truck Alliance Co. Ltd. ADR	36,500	293,460
Ganfeng Lithium Group Co. Ltd., Class A	23,100	90,902
GCL Technology Holdings Ltd.(1)	1,245,000	184,415
Security	Shares	Value
China (continued)
GDS Holdings Ltd., Class A(1)(2)	182,300	$ 212,579
GEM Co. Ltd., Class A	124,200	108,772
Giant Biogene Holding Co. Ltd.(4)	29,200	170,833
GoerTek, Inc., Class A	226,900	607,690
Great Wall Motor Co. Ltd., Class H(2)	316,259	486,568
Guangdong Investment Ltd.	646,829	377,882
Guanghui Energy Co. Ltd., Class A	306,545	282,022
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	46,000	121,626
Haier Smart Home Co. Ltd., Class A	135,829	529,035
Hansoh Pharmaceutical Group Co. Ltd.(4)	176,000	368,508
Hengan International Group Co. Ltd.	39,500	120,295
Hollysys Automation Technologies Ltd.(1)(2)	4,900	106,036
Hua Hong Semiconductor Ltd.(4)	66,000	185,825
Huadian Power International Corp. Ltd., Class H(2)	448,000	270,717
Huadong Medicine Co. Ltd., Class A	30,560	116,818
Hualan Biological Engineering, Inc., Class A	59,670	129,540
Huaneng Power International, Inc., Class H(1)	764,000	564,624
Huayu Automotive Systems Co. Ltd., Class A	82,100	184,914
Hundsun Technologies, Inc., Class A	23,173	56,109
Hygeia Healthcare Holdings Co. Ltd.(1)(2)(4)	39,000	140,464
Iflytek Co. Ltd., Class A	37,950	223,395
Industrial & Commercial Bank of China Ltd., Class H	1,016,000	603,889
Industrial Bank Co. Ltd., Class A(1)	93,482	226,504
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	121,817
Innovent Biologics, Inc.(1)(4)	90,000	423,645
JD.com, Inc., Class A	11,250	146,107
Jiangsu Expressway Co. Ltd., Class H(1)	390,000	416,028
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A(1)	53,872	284,745
Jiangsu Yanghe Distillery Co. Ltd., Class A	15,400	170,886
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	200,257
Jiangxi Copper Co. Ltd., Class H	255,000	507,565
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	128,828
KE Holdings, Inc. ADR	71,400	1,010,310
Kingboard Holdings Ltd.	71,200	167,428
Kingboard Laminates Holdings Ltd.(2)	180,500	194,347
Kingdee International Software Group Co. Ltd.(1)	244,000	228,164
Kingsoft Corp. Ltd.	44,400	127,888
Kunlun Energy Co. Ltd.	510,000	527,682
Kweichow Moutai Co. Ltd., Class A	4,910	989,277
Legend Biotech Corp. ADR(1)	5,317	235,490
Lenovo Group Ltd.	632,000	886,946
Li Ning Co. Ltd.	70,312	151,518
Longfor Group Holdings Ltd.(2)(4)	155,000	211,757
LONGi Green Energy Technology Co. Ltd., Class A(1)	241,144	464,506

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Luxshare Precision Industry Co. Ltd., Class A(1)	179,851	$ 970,115
Luzhou Laojiao Co. Ltd., Class A	7,900	155,685
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	188,222
Meituan, Class B(1)(4)	62,041	881,868
MMG Ltd.(1)(2)	1,232,000	470,039
NARI Technology Co. Ltd., Class A	96,652	331,308
NAURA Technology Group Co. Ltd., Class A	4,000	175,446
NetEase, Inc. ADR	7,200	688,176
Ningxia Baofeng Energy Group Co. Ltd., Class A(1)	41,400	98,626
Nongfu Spring Co. Ltd., Class H(4)	93,200	442,689
Orient Overseas International Ltd.	8,500	138,127
PDD Holdings, Inc. ADR(1)	8,200	1,090,190
PetroChina Co. Ltd., Class H	3,032,300	3,061,880
PICC Property & Casualty Co. Ltd., Class H(1)	130,000	161,169
Ping An Bank Co. Ltd., Class A	44,700	62,347
Ping An Insurance Group Co. of China Ltd., Class H	75,046	340,002
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	223,532
Poly Developments and Holdings Group Co. Ltd., Class A(1)	74,600	89,798
Postal Savings Bank of China Co. Ltd., Class H(4)	136,000	79,629
Sanan Optoelectronics Co. Ltd., Class A	53,900	86,765
SDIC Power Holdings Co. Ltd., Class A	112,800	283,197
Shandong Gold Mining Co. Ltd., Class A	86,844	325,714
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	232,210
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	131,392
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,500	166,601
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	260,339
Shanxi Coking Coal Energy Group Co. Ltd., Class A(1)	104,430	148,080
Shenergy Co. Ltd., Class A	227,799	276,726
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	82,873
Shenzhen Energy Group Co. Ltd., Class A	290,352	291,544
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	265,862
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,400	296,061
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	206,098
Shougang Fushan Resources Group Ltd.	290,000	118,848
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	392,164
Silergy Corp.	8,000	113,474
Sino Biopharmaceutical Ltd.	1,422,750	486,604
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	177,574
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	1,272,000	178,958
Sinopharm Group Co. Ltd., Class H	138,800	369,139
Sinotruk Hong Kong Ltd.	50,500	131,091
SITC International Holdings Co. Ltd.	84,000	227,773
Sunny Optical Technology Group Co. Ltd.	43,400	266,880
TBEA Co. Ltd., Class A	218,684	416,831
Security	Shares	Value
China (continued)
TCL Technology Group Corp., Class A	410,080	$ 243,342
Tencent Holdings Ltd.	144,411	6,850,905
Tingyi (Cayman Islands) Holding Corp.	278,000	334,888
TravelSky Technology Ltd., Class H	93,000	108,739
Trip.com Group Ltd. ADR(1)	12,900	606,300
Tsingtao Brewery Co. Ltd., Class H(1)	70,000	465,594
Uni-President China Holdings Ltd.	290,000	264,548
Wanhua Chemical Group Co. Ltd., Class A	41,920	465,604
Want Want China Holdings Ltd.	391,000	236,135
Weichai Power Co. Ltd., Class H	222,200	423,038
WH Group Ltd.(4)	573,500	377,481
Wuliangye Yibin Co. Ltd., Class A(1)	21,600	379,709
Xiaomi Corp., Class B(1)(4)	930,801	1,956,734
Xinjiang Zhongtai Chemical Co. Ltd., Class A(1)	112,800	58,898
Xinyi Glass Holdings Ltd.	132,000	144,556
Xinyi Solar Holdings Ltd.	382,000	191,840
Yangzijiang Financial Holding Ltd.	316,000	81,452
Yangzijiang Shipbuilding Holdings Ltd.	316,000	571,983
Yankuang Energy Group Co. Ltd., Class H(2)	639,600	912,297
Youngor Fashion Co. Ltd.	80,800	79,160
Yuexiu Property Co. Ltd.	109,000	71,104
Yunnan Baiyao Group Co. Ltd., Class A	20,557	144,669
Zai Lab Ltd. ADR(1)(2)	7,289	126,318
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	156,768
Zhaojin Mining Industry Co. Ltd., Class H	278,000	465,453
Zhejiang Expressway Co. Ltd., Class H	274,000	184,398
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,088	180,772
Zhuzhou CRRC Times Electric Co. Ltd., Class H(1)	60,800	239,579
Zijin Mining Group Co. Ltd., Class H	546,000	1,150,426
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	209,800	135,332
ZTE Corp., Class H(1)	172,939	380,960
ZTO Express Cayman, Inc. ADR	15,100	313,325
		$ 74,974,416
Colombia — 0.6%
Bancolombia SA	23,816	$ 202,542
Bancolombia SA ADR, PFC Shares	10,200	333,030
Cementos Argos SA	273,378	548,630
Ecopetrol SA	2,047,309	1,144,306
Geopark Ltd.	11,800	129,210
Grupo de Inversiones Suramericana SA	27,218	225,572
Interconexion Electrica SA ESP	110,389	484,025
		$ 3,067,315

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Croatia — 0.6%
Adris Grupa DD, PFC Shares(1)	6,147	$ 405,659
Arena Hospitality Group DD	2,091	72,543
Atlantic Grupa DD	2,113	122,175
Ericsson Nikola Tesla DD(1)	881	197,934
Hrvatski Telekom DD	25,199	818,258
Koncar-Elektroindustrija DD	284	78,898
Plava Laguna DD	217	87,328
Podravka Prehrambena Ind DD	2,414	408,082
Valamar Riviera DD	93,891	513,659
Zagrebacka Banka DD	6,564	127,574
		$ 2,832,110
Czech Republic — 0.6%
CEZ AS	52,673	$ 1,979,302
Colt CZ Group SE(1)	7,347	212,733
Komercni Banka AS	12,517	418,163
Moneta Money Bank AS(4)	62,411	271,978
Philip Morris CR AS	349	227,927
		$ 3,110,103
Egypt — 0.7%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 160,935
Commercial International Bank - Egypt (CIB)	425,736	685,851
Eastern Co. SAE	1,091,970	413,331
EFG Holding SAE(1)	329,280	135,035
E-Finance for Digital & Financial Investments	397,447	213,557
Egypt Kuwait Holding Co. SAE	489,360	362,132
Egyptian International Pharmaceutical Industries Co.	37,035	31,095
ElSewedy Electric Co.	557,611	548,735
Ezz Steel Co. SAE(1)	70,500	123,029
Madinet Masr For Housing & Development	728,217	58,674
Misr Fertilizers Production Co. SAE	171,600	160,817
Oriental Weavers	309,329	151,238
Talaat Moustafa Group	268,673	318,241
		$ 3,362,670
Estonia — 0.6%
Tallink Grupp AS	2,725,569	$ 1,877,264
TKM Grupp AS	87,200	886,952
		$ 2,764,216
Ghana — 0.2%
Aluworks Ltd.(1)	5,176,100	$ 33,831
CalBank PLC(1)	341,902	7,803
GCB Bank PLC(1)	1,100,970	395,419
Societe Generale Ghana PLC(1)	1,345,362	135,568
Security	Shares	Value
Ghana (continued)
Standard Chartered Bank Ghana PLC(1)	210,466	$ 275,831
Unilever Ghana PLC	249,000	240,971
		$ 1,089,423
Greece — 1.2%
Aegean Airlines SA	6,052	$ 75,680
Alpha Services and Holdings SA(1)	115,150	187,430
Athens Water Supply & Sewage Co. SA	7,175	42,029
Costamare, Inc.	13,966	229,461
Eurobank Ergasias Services and Holdings SA, Class A(1)	228,361	495,199
GEK TERNA SA	9,891	174,852
Hellenic Telecommunications Organization SA	55,732	801,078
Helleniq Energy Holdings SA	23,858	199,080
Holding Co. ADMIE IPTO SA	39,952	92,805
HUUUGE, Inc.(1)(4)	13,930	81,825
JUMBO SA	22,835	654,888
LAMDA Development SA(1)	8,969	64,589
Metlen Energy & Metals SA	12,114	452,240
Motor Oil (Hellas) Corinth Refineries SA	25,480	639,175
National Bank of Greece SA(1)	60,470	502,407
OPAP SA	39,177	614,265
Public Power Corp. SA(1)	23,724	285,349
Terna Energy SA(1)	5,946	124,225
Titan Cement International SA	12,757	399,469
		$ 6,116,046
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 170,541
MOL Hungarian Oil & Gas PLC	108,132	844,122
OTP Bank Nyrt	19,418	963,183
Richter Gedeon Nyrt	46,034	1,196,034
		$ 3,173,880
Iceland — 0.6%
Arion Banki Hf.(4)	210,165	$ 191,204
Brim Hf.	523,945	266,378
Eik Fasteignafelag Hf.	1,131,355	83,207
Eimskipafelag Islands Hf.	20,268	48,755
Festi Hf.	299,453	440,073
Hagar Hf.	396,887	232,537
Heimar Hf.(1)	787,588	140,196
Icelandair Group Hf.(1)	9,750,113	65,371
Islandsbanki Hf.	101,860	70,417
Kvika banki Hf.(1)	595,941	60,882
Marel Hf.	131,822	471,624
Olgerdin Egill Skallagrims Hf.(1)	893,270	113,551

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Iceland (continued)
Reitir Fasteignafelag Hf.	305,419	$ 184,213
Sildarvinnslan Hf.(1)	274,152	182,848
Siminn Hf.	3,091,988	207,484
Sjova-Almennar Tryggingar Hf.	328,847	87,602
Syn Hf.(1)	166,726	39,143
		$ 2,885,485
India — 8.2%
ABB India Ltd.	2,412	$ 245,775
ACC Ltd.	3,567	111,700
Adani Enterprises Ltd.	8,725	331,662
Adani Green Energy Ltd.(1)	9,292	199,098
Adani Ports & Special Economic Zone Ltd.	13,219	233,509
Adani Power Ltd.(1)	37,179	318,937
Adani Total Gas Ltd.	22,093	237,270
Alkem Laboratories Ltd.	3,800	227,437
Apollo Hospitals Enterprise Ltd.	6,412	474,936
Ashok Leyland Ltd.	75,540	218,627
Asian Paints Ltd.	13,099	457,262
Astral Ltd.	4,133	118,272
Aurobindo Pharma Ltd.	23,200	335,590
Avenue Supermarts Ltd.(1)(4)	4,100	231,726
Axis Bank Ltd.	25,838	391,121
Bajaj Auto Ltd.	1,140	129,917
Bajaj Finance Ltd.	2,000	170,529
Bharat Forge Ltd.	14,994	300,109
Bharat Petroleum Corp. Ltd.	73,200	265,705
Bharti Airtel Ltd.	160,000	2,777,718
Biocon Ltd.	74,752	314,989
Bosch Ltd.	952	387,974
Britannia Industries Ltd.(1)	3,000	196,016
CG Power & Industrial Solutions Ltd.	24,000	202,316
Cipla Ltd.	26,154	464,153
Colgate-Palmolive (India) Ltd.	4,100	139,224
Container Corp. of India Ltd.	11,788	147,081
Cummins India Ltd.	1,875	88,925
Dabur India Ltd.	16,400	117,909
Divi's Laboratories Ltd.	6,919	381,116
DLF Ltd.	38,758	382,067
Dr. Lal PathLabs Ltd.(4)	4,214	140,802
Dr. Reddy's Laboratories Ltd.	6,418	492,106
Eicher Motors Ltd.	3,700	206,969
Embassy Office Parks REIT	41,800	178,139
Fortis Healthcare Ltd.	43,036	244,775
GAIL (India) Ltd.	144,000	378,880
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	200,415
Security	Shares	Value
India (continued)
Glenmark Pharmaceuticals Ltd.	12,558	$ 185,532
Godrej Consumer Products Ltd.	9,364	153,976
Godrej Properties Ltd.(1)	7,252	277,461
Grasim Industries Ltd.	8,195	261,793
Havells India Ltd.	10,504	229,113
HCL Technologies Ltd.	42,337	739,862
HDFC Bank Ltd.	21,816	440,870
HDFC Life Insurance Co. Ltd.(4)	7,000	49,897
Hero MotoCorp Ltd.	7,524	503,405
Hindalco Industries Ltd.	29,400	243,146
Hindustan Aeronautics Ltd.(5)	5,400	340,824
Hindustan Petroleum Corp. Ltd.	73,122	290,560
Hindustan Unilever Ltd.	23,929	707,232
Hindustan Zinc Ltd.	27,461	219,677
ICICI Bank Ltd.	36,451	523,626
Indian Hotels Co. Ltd.	22,700	169,264
Indian Oil Corp. Ltd.	132,000	261,082
Indian Railway Catering & Tourism Corp. Ltd.	8,800	104,302
IndusInd Bank Ltd.	5,700	99,946
Info Edge India Ltd.	5,400	439,893
Infosys Ltd.	115,013	2,158,274
InterGlobe Aviation Ltd.(1)(4)	3,500	177,651
ITC Ltd.	71,847	365,758
Jindal Steel & Power Ltd.	26,049	325,629
Jio Financial Services Ltd.(1)	45,331	194,061
JSW Steel Ltd.	30,895	345,571
Kotak Mahindra Bank Ltd.	9,041	194,974
Larsen & Toubro Ltd.	11,538	489,727
Laurus Labs Ltd.(4)	18,991	96,754
LTIMindtree Ltd.(4)	2,744	176,608
Lupin Ltd.	13,532	263,445
Mahindra & Mahindra Ltd.	15,361	527,269
Marico Ltd.	24,500	180,396
Maruti Suzuki India Ltd.	3,087	444,765
Max Healthcare Institute Ltd.	45,700	516,413
Mphasis Ltd.	4,679	137,596
Nestle India Ltd.	8,650	264,297
NTPC Ltd.	178,878	813,638
Persistent Systems Ltd.	5,600	286,608
Petronet LNG Ltd.	70,400	278,284
Phoenix Mills Ltd.	8,500	363,762
PI Industries Ltd.	3,875	176,499
Pidilite Industries Ltd.	4,200	158,970
Piramal Enterprises Ltd.(1)	9,818	108,614
Power Grid Corp. of India Ltd.	139,964	554,886
PVR Inox Ltd.(1)	5,206	89,086

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Reliance Industries Ltd.	85,812	$ 3,214,182
SBI Life Insurance Co. Ltd.(4)	2,900	51,811
Siemens Ltd.	3,216	296,989
SRF Ltd.	3,242	94,177
State Bank of India GDR(5)	1,968	198,777
Sun Pharmaceutical Industries Ltd.	63,892	1,162,649
Tata Communications Ltd.(1)	20,183	448,563
Tata Consultancy Services Ltd.	33,114	1,547,892
Tata Consumer Products Ltd.	21,272	279,593
Tata Elxsi Ltd.	1,500	125,712
Tata Motors Ltd.	57,286	678,403
Tata Power Co. Ltd.(1)	113,900	601,563
Tata Steel Ltd.	197,542	412,972
Tech Mahindra Ltd.	27,077	462,714
Titan Co. Ltd.	11,734	478,021
Torrent Pharmaceuticals Ltd.	7,900	263,791
Trent Ltd.	3,000	196,684
Tube Investments of India Ltd.	2,704	137,670
United Spirits Ltd.	14,200	217,779
UPL Ltd.	25,559	174,671
Varun Beverages Ltd.	11,000	214,201
Vedanta Ltd.	52,000	282,860
Voltas Ltd.	14,121	249,656
Wipro Ltd.	43,053	265,235
Zee Entertainment Enterprises Ltd.(1)	92,800	168,307
Zydus Life Sciences Ltd.	19,960	258,132
		$ 40,854,756
Indonesia — 2.4%
Adaro Energy Indonesia Tbk. PT	3,538,300	$ 602,307
AKR Corporindo Tbk. PT	974,300	96,329
Amman Mineral Internasional PT(1)	209,500	140,554
Aneka Tambang Tbk. PT	1,547,400	117,840
Aspirasi Hidup Indonesia Tbk. PT	1,992,400	103,968
Astra Agro Lestari Tbk. PT	213,500	70,375
Astra International Tbk. PT	4,279,900	1,163,442
Bank Central Asia Tbk. PT	817,600	494,722
Bank Mandiri Persero Tbk. PT	770,400	288,217
Bank Negara Indonesia Persero Tbk. PT	373,400	105,954
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	428,229
Barito Renewables Energy Tbk. PT	1,527,300	936,693
Bintang Oto Global Tbk. PT(1)	1,103,500	56,841
Bukalapak.com Tbk. PT(1)	14,207,700	120,280
Bukit Asam Tbk. PT	807,500	120,775
Bumi Serpong Damai Tbk. PT(1)	3,520,600	204,908
Charoen Pokphand Indonesia Tbk. PT	579,700	179,636
Security	Shares	Value
Indonesia (continued)
Elang Mahkota Teknologi Tbk. PT	3,975,100	$ 94,050
GoTo Gojek Tokopedia Tbk. PT(1)	204,178,900	620,958
Gudang Garam Tbk. PT	100,500	110,990
Indah Kiat Pulp & Paper Tbk. PT	574,600	311,792
Indocement Tunggal Prakarsa Tbk. PT	157,900	69,766
Indofood CBP Sukses Makmur Tbk. PT	340,600	214,014
Indofood Sukses Makmur Tbk. PT	819,000	303,686
Indosat Tbk. PT	205,800	134,412
Jasa Marga (Persero) Tbk PT	881,800	268,076
Kalbe Farma Tbk. PT	8,791,300	818,924
Map Aktif Adiperkasa PT	2,430,400	115,809
Medikaloka Hermina Tbk. PT(5)	1,797,000	148,688
Mitra Adiperkasa Tbk. PT	1,435,700	129,231
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	172,534
Perusahaan Gas Negara Tbk. PT	1,528,700	143,603
Petrindo Jaya Kreasi Tbk. PT(1)	312,100	166,951
Sarana Menara Nusantara Tbk. PT	2,210,000	99,060
Semen Indonesia Persero Tbk. PT	863,000	196,382
Sumber Alfaria Trijaya Tbk. PT	1,624,400	272,645
Telkom Indonesia Persero Tbk. PT	5,936,400	1,127,839
Transcoal Pacific Tbk. PT(1)	204,900	94,399
Unilever Indonesia Tbk. PT	677,300	124,660
United Tractors Tbk. PT	602,400	807,706
Vale Indonesia Tbk. PT(1)	546,594	140,772
		$ 11,918,017
Jordan — 0.6%
Arab Bank PLC	175,680	$ 1,064,141
Arab Potash	16,692	604,841
Capital Bank of Jordan	20,818	56,643
International General Insurance Holdings Ltd.	22,000	308,000
Jordan Ahli Bank	68,253	98,580
Jordan Islamic Bank	19,244	108,827
Jordan Petroleum Refinery Co.	74,590	511,227
Jordan Phosphate Mines	11,600	183,323
Jordanian Electric Power Co.	64,308	204,097
		$ 3,139,679
Kazakhstan — 0.7%
Freedom Holding Corp.(1)	2,400	$ 180,960
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	1,410,710
Kaspi.KZ JSC ADR(5)	3,710	478,627
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,288,280
		$ 3,358,577

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Kenya — 0.6%
ABSA Bank Kenya PLC	527,120	$ 57,002
East African Breweries PLC	566,176	630,405
Equity Group Holdings PLC	2,016,900	659,224
KCB Group PLC(1)	804,860	199,079
Safaricom PLC	10,697,900	1,441,472
		$ 2,987,182
Kuwait — 1.2%
Agility Global PLC	731,742	$ 237,074
Agility Public Warehousing Co. KSC	365,871	328,382
Al Ahli Bank of Kuwait KSCP	100,908	90,194
Boubyan Bank KSCP	87,000	160,866
Boubyan Petrochemicals Co. KSCP	95,970	185,426
Gulf Bank KSCP	184,018	171,471
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	61,821
Humansoft Holding Co. KSC	18,898	165,715
Kuwait Finance House KSCP	634,551	1,472,829
Kuwait Projects Co. Holding KSCP(1)	309,344	113,845
Mabanee Co. KPSC	240,136	651,637
Mobile Telecommunications Co. KSCP	387,776	563,113
National Bank of Kuwait SAKP	521,493	1,466,274
National Industries Group Holding SAK	427,001	298,929
		$ 5,967,576
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 251,283
KN Energies AB	1,044,642	253,559
Panevezio Statybos Trestas(1)	114,366	62,225
Rokiskio Suris	157,707	537,526
Siauliu Bankas AB	931,034	687,584
		$ 1,792,177
Luxembourg — 0.0%(6)
Alvotech SA(1)	18,000	$ 218,880
		$ 218,880
Malaysia — 2.5%
Agmo Holdings Bhd.(1)	6,633	$ 933
Axiata Group Bhd.	392,075	216,885
Bumi Armada Bhd.(1)	605,000	71,650
CelcomDigi Bhd.	243,800	189,971
CIMB Group Holdings Bhd.	147,724	212,834
Security	Shares	Value
Malaysia (continued)
D&O Green Technologies Bhd.	254,800	$ 197,359
Dialog Group Bhd.	991,150	501,469
Fraser & Neave Holdings Bhd.	26,000	175,178
Gamuda Bhd.	171,300	238,682
Genting Bhd.	509,700	508,413
Genting Malaysia Bhd.	569,900	307,626
Globetronics Technology Bhd.	629,566	197,084
Hartalega Holdings Bhd.(1)	367,000	254,982
Hibiscus Petroleum Bhd.	144,200	71,121
Hong Leong Bank Bhd.	26,500	107,760
IGB Real Estate Investment Trust	438,200	170,900
IHH Healthcare Bhd.	1,001,200	1,336,922
IJM Corp. Bhd.	448,340	289,360
Inari Amertron Bhd.	1,398,150	1,094,576
KPJ Healthcare Bhd.	443,100	180,995
Kuala Lumpur Kepong Bhd.	29,450	128,680
Mah Sing Group Bhd.	659,800	241,398
Malayan Banking Bhd.	132,286	279,294
Malaysia Airports Holdings Bhd.	54,400	114,099
Malaysian Pacific Industries Bhd.	11,700	97,563
Maxis Bhd.	136,700	102,219
MISC Bhd.	55,240	99,596
MR DIY Group M Bhd.(4)	547,200	225,024
My EG Services Bhd.	3,439,300	742,513
Petronas Dagangan Bhd.	100,700	371,909
Petronas Gas Bhd.	50,974	192,424
PPB Group Bhd.	21,360	64,685
Press Metal Aluminium Holdings Bhd.	503,200	613,740
Public Bank Bhd.	342,790	291,919
RHB Bank Bhd.	70,159	81,932
Riverstone Holdings Ltd.	446,600	318,713
SD Guthrie Bhd.	207,609	185,450
Sime Darby Bhd.	217,645	120,739
Sunway Bhd.	243,900	186,424
Sunway Real Estate Investment Trust	512,000	168,147
Supermax Corp. Bhd.(1)	1,357,600	251,682
Telekom Malaysia Bhd.	119,100	170,639
Tenaga Nasional Bhd.	132,831	387,697
Top Glove Corp. Bhd.(1)	1,545,920	360,132
VS Industry Bhd.	1,701,750	457,726
Yinson Holdings Bhd.	320,000	157,990
		$ 12,737,034
Mauritius — 0.6%
Alteo Ltd.	383,939	$ 92,390
CIEL Ltd.	3,055,969	476,754

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Mauritius (continued)
CIM Financial Services Ltd.	471,828	$ 106,723
IBL Ltd.	160,284	135,982
Lavastone Ltd.	2,649,077	70,214
Lighthouse Properties PLC	824,036	361,738
MCB Group Ltd.	93,106	751,133
Miwa Sugar Ltd.	383,939	108,883
Phoenix Beverages Ltd.	23,053	239,506
Rogers & Co. Ltd.	296,925	215,317
SBM Holdings Ltd.	806,564	80,377
Terra Mauricia Ltd.	84,900	35,114
United Basalt Products Ltd.(1)	64,613	117,763
		$ 2,791,894
Mexico — 4.1%
Alfa SAB de CV, Series A	606,820	$ 353,578
Alpek SAB de CV(1)(2)	57,000	40,908
Alsea SAB de CV	132,300	459,922
America Movil SAB de CV, Series B	3,529,990	3,008,065
Arca Continental SAB de CV(2)	25,800	253,699
Cemex SAB de CV, Series CPO	1,727,318	1,104,653
Coca-Cola Femsa SAB de CV	28,710	246,942
Concentradora Fibra Danhos SA de CV	243,100	262,301
Controladora AXTEL SAB de CV(1)(2)	606,820	13,035
Corp. Inmobiliaria Vesta SAB de CV(2)	199,600	598,309
El Puerto de Liverpool SAB de CV, Class C1(2)	53,700	385,924
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	342,455
Fibra Uno Administracion SA de CV	519,167	640,765
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,341,828
GCC SAB de CV	21,400	201,730
Genomma Lab Internacional SAB de CV, Class B	144,400	135,599
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	445,511
Grupo Aeroportuario del Pacifico SAB de CV, Class B	61,900	972,806
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	842,745
Grupo Bimbo SAB de CV, Series A(2)	137,408	485,265
Grupo Carso SAB de CV, Series A1(2)	91,500	629,222
Grupo Elektra SAB de CV(2)	3,319	191,540
Grupo Financiero Banorte SAB de CV, Class O	98,000	762,681
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	632,567
Grupo Mexico SAB de CV, Series B	347,656	1,875,765
Industrias Penoles SAB de CV(1)(2)	18,649	242,106
Kimberly-Clark de Mexico SAB de CV, Class A	77,110	132,977
Megacable Holdings SAB de CV	55,900	141,071
Nemak SAB de CV(1)(4)	660,416	104,324
Ollamani SAB(1)(2)	13,023	29,676
Operadora De Sites Mexicanos SAB de CV(2)	233,764	210,956
Security	Shares	Value
Mexico (continued)
Orbia Advance Corp. SAB de CV	138,967	$ 193,847
Prologis Property Mexico SA de CV	175,932	573,522
Promotora y Operadora de Infraestructura SAB de CV	34,350	317,871
Sitios Latinoamerica SAB de CV(1)(2)	226,904	53,083
Ternium SA ADR	7,422	278,696
TF Administradora Industrial S de Real de CV	208,000	443,514
Vista Energy SAB de CV ADR(1)	10,900	495,732
Wal-Mart de Mexico SAB de CV	317,964	1,086,066
		$ 20,531,256
Morocco — 0.6%
Attijariwafa Bank	10,279	$ 531,542
Bank of Africa	8,972	174,775
Banque Centrale Populaire	4,384	129,743
Co. Sucrerie Marocaine et de Raffinage	21,862	429,103
Itissalat Al-Maghrib	57,814	524,857
Label Vie	406	178,062
LafargeHolcim Maroc SA	1,507	287,140
Managem SA	1,189	297,639
Societe d'Exploitation des Ports	8,886	277,280
TAQA Morocco SA	1,079	139,581
		$ 2,969,722
Nigeria — 0.2%
Dangote Cement PLC	2,841,985	$ 1,233,990
		$ 1,233,990
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 34,468
Bank Dhofar SAOG	227,558	93,898
Bank Muscat SAOG	1,226,680	794,870
Bank Nizwa SAOG	634,842	172,789
National Bank of Oman SAOG	263,458	174,262
Oman Cement Co. SAOG	99,831	98,863
Oman Flour Mills Co. SAOG	72,230	82,800
Oman Telecommunications Co. SAOG	244,062	634,137
Omani Qatari Telecommunications Co. SAOG	204,765	155,332
Renaissance Services SAOG	235,753	221,116
Sembcorp Salalah Power & Water Co. SAOG	377,934	102,323
Sohar International Bank SAOG	626,550	218,345
		$ 2,783,203
Pakistan — 0.7%
Engro Corp. Ltd.	111,735	$ 133,226
Fauji Fertilizer Co. Ltd.	247,554	145,183
Habib Bank Ltd.	133,780	59,460

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Pakistan (continued)
Hub Power Co. Ltd.	952,670	$ 558,326
IBEX Holdings Ltd.(1)	5,700	92,226
Lucky Cement Ltd.	73,116	236,749
Mari Petroleum Co. Ltd.	33,881	328,694
MCB Bank Ltd.	142,514	116,247
Meezan Bank Ltd.	116,683	99,710
Millat Tractors Ltd.	78,763	179,666
Nishat Mills Ltd.	155,957	39,711
Oil & Gas Development Co. Ltd.	916,685	444,276
Pakistan Oilfields Ltd.	131,340	230,705
Pakistan Petroleum Ltd.	545,085	229,620
Pakistan State Oil Co. Ltd.	235,297	140,167
Systems Ltd.	213,759	322,209
TRG Pakistan(1)	154,478	34,006
United Bank Ltd.	156,946	144,598
		$ 3,534,779
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 542,961
Copa Holdings SA, Class A	6,374	606,677
		$ 1,149,638
Peru — 1.2%
Alicorp SAA(1)	36,694	$ 60,527
Cia de Minas Buenaventura SAA ADR	74,256	1,258,639
Credicorp Ltd.	9,496	1,531,990
Enel Generacion Peru SAA	158,058	88,003
Ferreycorp SAA	63,418	45,375
Southern Copper Corp.(2)	26,729	2,879,782
		$ 5,864,316
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	151,700	$ 100,432
Aboitiz Power Corp.	570,100	329,545
ACEN Corp.	1,854,088	158,186
Alliance Global Group, Inc.	413,400	61,080
Ayala Corp.	16,128	160,003
Ayala Land, Inc.	272,408	132,237
Ayala Land, Inc. GDR, PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	114,488	232,516
BDO Unibank, Inc.	111,964	244,532
Bloomberry Resorts Corp.(1)	627,500	101,784
Century Pacific Food, Inc.	620,600	340,050
Globe Telecom, Inc.	5,509	197,432
International Container Terminal Services, Inc.	49,220	293,823
JG Summit Holdings, Inc.	298,772	132,712
Security	Shares	Value
Philippines (continued)
Jollibee Foods Corp.	98,940	$ 381,056
Manila Electric Co.	56,804	354,807
Megaworld Corp.	2,140,300	63,855
Metropolitan Bank & Trust Co.	78,099	90,145
Monde Nissin Corp.(4)	1,566,500	250,979
Nickel Asia Corp.	705,988	44,685
PLDT, Inc.	20,100	492,949
Puregold Price Club, Inc.	190,740	78,678
San Miguel Corp.	74,510	127,409
Semirara Mining & Power Corp.	321,220	184,645
SM Investments Corp.	37,080	524,575
SM Prime Holdings, Inc.	501,550	241,814
Universal Robina Corp.	175,710	333,395
		$ 5,653,324
Poland — 2.7%
11 bit studios SA(1)	831	$ 129,769
Allegro.eu SA(1)(4)	74,767	698,765
Asseco Poland SA	22,948	455,753
Bank Millennium SA(1)	92,916	216,207
Bank Polska Kasa Opieki SA	14,024	583,524
Budimex SA	5,686	983,813
CCC SA(1)	12,600	384,988
CD Projekt SA	19,659	678,113
Cyfrowy Polsat SA(1)(2)	64,007	192,185
Dino Polska SA(1)(4)	10,788	1,087,110
Grupa Kety SA	1,884	418,730
InPost SA(1)	27,708	487,538
Jastrzebska Spolka Weglowa SA(1)(2)	8,300	60,978
KGHM Polska Miedz SA	25,007	927,809
KRUK SA	1,376	157,964
LPP SA	216	916,081
mBank SA(1)	1,527	240,618
Neuca SA	578	131,641
Orange Polska SA	221,853	430,083
ORLEN SA	115,772	1,945,068
PGE Polska Grupa Energetyczna SA(1)	140,840	251,233
Powszechna Kasa Oszczednosci Bank Polski SA	60,399	942,243
Powszechny Zaklad Ubezpieczen SA	41,676	532,086
Santander Bank Polska SA	2,500	335,049
Tauron Polska Energia SA(1)	282,720	277,692
		$ 13,465,040
Qatar — 1.2%
Al Meera Consumer Goods Co. QSC	28,548	$ 112,608
Barwa Real Estate Co.	320,609	241,724

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Qatar (continued)
Commercial Bank PSQC	116,405	$ 136,973
Gulf International Services QSC	460,440	414,482
Industries Qatar QSC	267,679	939,594
Masraf Al Rayan QSC	186,973	119,999
Medicare Group	83,820	98,886
Mesaieed Petrochemical Holding Co.	705,600	318,709
Ooredoo QPSC	112,086	314,114
Qatar Aluminum Manufacturing Co.	276,600	101,420
Qatar Electricity & Water Co. QSC	73,498	316,264
Qatar Fuel QSC	38,116	156,024
Qatar Gas Transport Co. Ltd.	621,419	802,474
Qatar Insurance Co. SAQ	126,000	74,048
Qatar International Islamic Bank QSC	65,027	178,350
Qatar Islamic Bank QPSC	70,363	360,709
Qatar National Bank QPSC	182,353	733,374
Qatar National Cement Co. QSC	133,280	131,459
United Development Co. QSC	491,981	151,121
Vodafone Qatar QSC	395,921	184,231
		$ 5,886,563
Romania — 0.8%
Banca Transilvania SA	112,179	$ 771,107
BRD-Groupe Societe Generale SA	54,365	244,617
OMV Petrom SA	8,501,914	1,399,748
Societatea Energetica Electrica SA	51,840	173,296
Societatea Nationala de Gaze Naturale ROMGAZ SA	641,360	823,712
Societatea Nationala Nuclearelectrica SA	18,481	182,076
Transgaz SA Medias	42,481	216,891
		$ 3,811,447
Russia(7) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(1)(3)	961,000	0
Inter RAO UES PJSC(1)(3)	13,202,001	0
Magnit PJSC(1)(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	240,670	0
Mobile TeleSystems PJSC(1)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(3)	55,681	0
Mosenergo PJSC(1)(3)	5,882,962	0
Novatek PJSC(1)(3)	64,840	0
OGK-2 PJSC(1)(3)	20,114,000	0
PhosAgro PJSC(1)(3)	5,758	0
PhosAgro PJSC GDR(1)(3)(5)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
Security	Shares	Value
Russia (continued)
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	$ 0
Rostelecom PJSC(1)(3)	154,538	0
RusHydro PJSC(1)(3)	51,763,952	0
Sberbank of Russia PJSC(1)(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(1)(3)	595,500	0
Surgutneftegas PJSC, PFC Shares(1)(3)	388,817	0
Transneft PJSC, PFC Shares(1)(3)	7,000	0
Unipro PJSC(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.4%
Abdullah Al Othaim Markets Co.	80,310	$ 243,000
Advanced Petrochemical Co.(1)	6,812	69,959
Al Babtain Power & Telecommunication Co.	25,152	257,508
Al Hammadi Holding	27,426	340,107
Al Jouf Agricultural Development Co.	5,930	104,712
Al Rajhi Bank	38,410	837,222
Alandalus Property Co.	23,113	151,220
Aldrees Petroleum and Transport Services Co.	7,182	233,787
Alinma Bank	33,521	279,518
Almarai Co. JSC	33,005	497,397
Arabian Centres Co. Ltd.(4)	26,200	140,825
Arabian Internet & Communications Services Co.	2,019	157,219
Arriyadh Development Co.	15,994	91,307
Bank AlBilad	20,837	181,648
Banque Saudi Fransi	14,851	140,754
Batic Investments and Logistic Co.(1)	116,000	102,760
Bawan Co.	19,236	225,079
BinDawood Holding Co.	82,280	162,374
Catrion Catering Holding Co.	10,213	341,683
Dallah Healthcare Co.	10,498	444,911
Dar Al Arkan Real Estate Development Co.(1)	105,317	331,039
Dr Sulaiman Al Habib Medical Services Group Co.	21,511	1,650,283
Emaar Economic City(1)	83,030	143,409
Etihad Etisalat Co.	44,585	634,193
Herfy Food Services Co.(1)	12,431	94,698
Jarir Marketing Co.	117,587	397,507
Leejam Sports Co. JSC	8,274	501,518
Maharah Human Resources Co.	76,800	122,597
Middle East Healthcare Co.(1)	13,996	322,601
Mouwasat Medical Services Co.	26,503	854,572
National Agriculture Development Co.(1)	21,203	180,257
National Gas & Industrialization Co.	15,924	379,679
National Medical Care Co.	7,751	449,013
Riyad Bank	30,309	210,716

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Saudi Arabia (continued)
Riyad REIT Fund	60,724	$ 110,819
SABIC Agri-Nutrients Co.	7,322	220,309
Sahara International Petrochemical Co.	13,750	106,918
Saudi Arabian Mining Co.(1)	37,091	425,988
Saudi Arabian Oil Co.(4)	271,406	2,000,047
Saudi Automotive Services Co.	21,798	323,512
Saudi Basic Industries Corp.	26,677	522,311
Saudi Ceramic Co.(1)	18,457	145,972
Saudi Chemical Co. Holding	152,398	457,870
Saudi Electricity Co.	277,959	1,217,253
Saudi Ground Services Co.(1)	28,577	404,652
Saudi Industrial Investment Group	13,394	75,052
Saudi Kayan Petrochemical Co.(1)	56,284	121,611
Saudi National Bank	47,512	468,670
Saudi Public Transport Co.(1)	15,777	73,890
Saudi Real Estate Co.(1)	42,607	217,557
Saudi Research & Media Group(1)	4,167	229,027
Saudi Telecom Co.	132,832	1,327,663
Saudia Dairy & Foodstuff Co.	4,222	394,912
Savola Group(1)	30,142	374,745
Seera Group Holding(1)	55,132	374,061
Sinad Holding Co.(1)	25,344	87,660
Sustained Infrastructure Holding Co.	15,031	149,806
United Electronics Co.	18,141	457,339
United International Transportation Co.	6,221	145,193
Yanbu National Petrochemical Co.	8,737	85,221
		$ 21,793,130
Slovenia — 0.7%
Cinkarna Celje DD	1,730	$ 41,309
Krka DD Novo mesto	17,473	2,584,323
Luka Koper	1,451	60,092
Nova Ljubljanska Banka DD(4)	1,700	230,088
Petrol DD Ljubljana	5,640	180,060
Pozavarovalnica Sava DD	4,374	152,563
Zavarovalnica Triglav DD	3,019	113,344
		$ 3,361,779
South Africa — 5.1%
Altron Ltd., Class A	163,786	$ 118,790
Anglo American Platinum Ltd.	3,440	113,288
Aspen Pharmacare Holdings Ltd.(2)	193,502	2,482,540
AVI Ltd.	44,358	230,426
Barloworld Ltd.	52,046	241,201
Bid Corp. Ltd.	45,434	1,057,419
Bidvest Group Ltd.	178,962	2,809,028
Security	Shares	Value
South Africa (continued)
Burstone Group Limited	204,859	$ 81,313
Clicks Group Ltd.	35,599	677,595
Discovery Ltd.	21,152	157,207
Equites Property Fund Ltd.(2)	201,368	141,331
Exxaro Resources Ltd.	101,055	995,836
FirstRand Ltd.	257,541	1,092,287
Fortress Real Estate Investments Ltd., Class B	294,436	268,930
Foschini Group Ltd.	27,249	191,262
Gold Fields Ltd.	57,741	862,795
Growthpoint Properties Ltd.	455,708	304,354
Harmony Gold Mining Co. Ltd.	38,900	360,146
Hyprop Investments Ltd.	154,616	266,071
Impala Platinum Holdings Ltd.	54,907	272,692
Kumba Iron Ore Ltd.	7,137	172,599
Lesaka Technologies, Inc.(1)	20,900	97,812
Life Healthcare Group Holdings Ltd.	499,540	353,033
Momentum Metropolitan Holdings	55,756	70,175
Mr Price Group Ltd.	16,841	190,585
MTN Group Ltd.	375,215	1,746,021
MultiChoice Group(1)	52,660	307,720
Naspers Ltd., Class N	16,328	3,206,694
NEPI Rockcastle NV	96,719	693,656
Netcare Ltd.	289,525	201,735
Northam Platinum Holdings Ltd.	26,725	186,955
Pick n Pay Stores Ltd.(1)(2)	61,328	86,846
PSG Financial Services Ltd.	311,088	295,555
Redefine Properties Ltd.	1,436,323	316,258
Resilient REIT Ltd.	80,290	206,151
Reunert Ltd.	55,719	214,649
SA Corporate Real Estate Ltd.	932,087	132,982
Sanlam Ltd.	47,771	212,452
Santam Ltd.	7,291	129,968
Sappi Ltd.	45,650	120,815
Sasol Ltd.	38,279	290,744
Shoprite Holdings Ltd.	57,942	908,534
Sibanye Stillwater Ltd.	143,547	155,169
SPAR Group Ltd.(1)(2)	30,000	196,197
Standard Bank Group Ltd.	30,572	355,976
Telkom SA SOC Ltd.(1)	68,155	91,663
Thungela Resources Ltd.(2)	41,855	254,650
Tiger Brands Ltd.	16,500	179,942
Truworths International Ltd.	29,366	151,056
Vodacom Group Ltd.	117,111	628,374
Vukile Property Fund Ltd.	369,342	308,851
Woolworths Holdings Ltd.	68,586	233,691
		$ 25,422,019

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
South Korea — 4.7%
ABLBio, Inc.(1)	6,502	$ 105,599
Alteogen, Inc.(1)	1,871	379,290
AMOREPACIFIC Corp.	2,754	333,374
AMOREPACIFIC Group	5,071	118,604
BGF Retail Co. Ltd.	905	67,694
Celltrion Pharm, Inc.(1)	2,832	181,756
Celltrion, Inc.	9,820	1,238,133
Chabiotech Co. Ltd.(1)	4,545	50,989
Cheil Worldwide, Inc.	11,267	150,135
CJ CheilJedang Corp.	810	226,013
CJ Corp.	1,100	96,589
Cosmax, Inc.	1,200	169,065
CosmoAM&T Co. Ltd.(1)	600	62,371
Coupang, Inc.(1)	6,700	140,365
Coway Co. Ltd.	3,444	159,639
Daewoo Industrial Development Co. Ltd.(1)	3,501	0
DL E&C Co. Ltd.	4,736	110,686
DL Holdings Co. Ltd.	1,888	80,711
E-MART, Inc.	1,921	78,624
Green Cross Corp.	1,257	103,965
GS Holdings Corp.	2,483	84,308
GS Retail Co. Ltd.	5,100	77,017
Hana Financial Group, Inc.	3,314	145,750
Hankook Tire & Technology Co. Ltd.	3,124	102,090
Hanmi Pharm Co. Ltd.	1,361	266,437
Hanmi Science Co. Ltd.	3,183	71,511
Hanmi Semiconductor Co. Ltd.	1,400	172,963
Hanwha Corp.	6,800	132,004
Hanwha Solutions Corp.	8,764	174,217
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	1,784	205,362
HLB Life Science Co. Ltd.(1)	7,250	43,109
HLB, Inc.(1)	5,860	247,762
HMM Co. Ltd.	6,394	91,100
Hotel Shilla Co. Ltd.	2,448	94,954
HYBE Co. Ltd.	834	122,150
Hyosung TNC Corp.	213	53,118
Hyundai Engineering & Construction Co. Ltd.	3,203	74,236
Hyundai Glovis Co. Ltd.	1,372	217,618
Hyundai Mobis Co. Ltd.	2,118	384,784
Hyundai Motor Co.	4,179	891,205
Hyundai Steel Co.	3,100	65,134
JYP Entertainment Corp.	1,303	53,909
Kakao Corp.	12,769	374,101
Kangwon Land, Inc.	9,384	94,345
KB Financial Group, Inc.	2,517	143,167
Kia Corp.	6,357	594,833
Security	Shares	Value
South Korea (continued)
KIWOOM Securities Co. Ltd.	2,085	$ 189,739
Korea Zinc Co. Ltd.	295	109,906
Korean Air Lines Co. Ltd.	6,176	104,024
Krafton, Inc.(1)	1,400	284,788
KT&G Corp.	8,217	525,040
Kum Yang Co. Ltd.(1)	1,200	74,376
Kumho Petrochemical Co. Ltd.	1,229	130,338
L&F Co. Ltd.(1)	386	37,660
LG Chem Ltd.	1,592	396,718
LG Chem Ltd., PFC Shares	300	52,266
LG Corp.	5,307	308,727
LG Display Co. Ltd.(1)	8,289	68,881
LG Electronics, Inc.	4,500	360,653
LG Energy Solution Ltd.(1)	298	70,237
LG H&H Co. Ltd.	913	228,036
LG Innotek Co. Ltd.	1,100	216,110
LG Uplus Corp.	22,484	160,128
LigaChem Biosciences, Inc.(1)	1,888	97,108
Lotte Chemical Corp.	827	68,604
LS Corp.	761	78,961
Naver Corp.	6,310	759,305
NCSoft Corp.	883	114,728
NongShim Co. Ltd.	480	170,138
Orion Corp.	2,576	171,957
POSCO Holdings, Inc.	2,076	543,376
S-1 Corp.	2,867	120,388
Samsung Biologics Co. Ltd.(1)(4)	1,017	535,222
Samsung C&T Corp.	1,958	200,940
Samsung Electro-Mechanics Co. Ltd.	1,336	152,332
Samsung Electronics Co. Ltd.	73,430	4,321,633
Samsung SDI Co. Ltd.	1,002	255,861
Samsung SDS Co. Ltd.	659	70,735
Samyang Foods Co. Ltd.	677	328,146
Seegene, Inc.	3,878	56,163
Shinhan Financial Group Co. Ltd.	5,915	206,208
Shinsegae, Inc.	779	88,539
SK Chemicals Co. Ltd.	1,155	40,741
SK Hynix, Inc.	7,577	1,285,882
SK Innovation Co. Ltd.(1)	7,056	591,194
SK Telecom Co. Ltd.	3,158	117,911
SK, Inc.	1,290	147,641
S-Oil Corp.	4,000	192,822
ST Pharm Co. Ltd.	1,947	120,299
Yuhan Corp.	7,064	413,465
Zyle Motors Corp.(1)(3)	4,895	0
		$ 23,398,712

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Sri Lanka — 0.6%
Access Engineering PLC	955,420	$ 74,557
Alumex PLC(1)	2,884,726	111,055
Browns Investments PLC(1)	10,592,107	205,479
Ceylon Tobacco Co. PLC	96,609	390,080
Chevron Lubricants Lanka PLC	216,091	91,434
Commercial Bank of Ceylon PLC	399,832	138,469
Dialog Axiata PLC	8,242,013	267,936
Hatton National Bank PLC	215,435	144,540
Hayleys PLC	255,312	88,952
Hemas Holdings PLC	342,755	93,909
John Keells Holdings PLC	767,255	514,647
Lanka IOC PLC	232,155	97,056
Melstacorp PLC	555,767	154,698
National Development Bank PLC	313,109	83,128
Nations Trust Bank PLC	184,728	80,664
Piramal Glass Ceylon PLC	1,161,908	112,440
Sampath Bank PLC	611,958	157,649
Teejay Lanka PLC	1,870,121	248,408
Tokyo Cement Co. Lanka PLC(1)	584,895	82,378
		$ 3,137,479
Taiwan — 8.2%
Accton Technology Corp.	13,000	$ 221,253
Advantech Co. Ltd.	16,890	192,289
AirTAC International Group	10,000	303,523
ASE Technology Holding Co. Ltd.	77,247	400,163
Asia Cement Corp.	125,967	170,219
Asustek Computer, Inc.	18,174	278,169
AUO Corp.	145,600	79,622
Bizlink Holding, Inc.	17,602	202,494
Bora Pharmaceuticals Co. Ltd.	11,690	298,634
Caliway Biopharmaceuticals Co. Ltd.(1)	7,877	150,110
Catcher Technology Co. Ltd.	27,100	193,589
Cathay Financial Holding Co. Ltd.(1)	193,989	352,299
Center Laboratories, Inc.	153,938	258,042
Chailease Holding Co. Ltd.	33,303	157,190
Cheng Loong Corp.	97,000	85,366
Cheng Shin Rubber Industry Co. Ltd.	186,010	283,155
China Airlines Ltd.	272,963	199,073
China Development Financial Holding Corp.(1)	290,000	134,774
China Petrochemical Development Corp.(1)	407,426	129,878
China Steel Corp.	579,815	412,518
Chroma ATE, Inc.	20,000	195,553
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	282,871
Chunghwa Telecom Co. Ltd.(1)	437,780	1,696,349
Compal Electronics, Inc.	138,000	147,108
Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	222,000	$ 258,870
Delta Electronics, Inc.	31,356	373,999
E Ink Holdings, Inc.	25,000	193,572
E.Sun Financial Holding Co. Ltd.	171,515	150,998
Eclat Textile Co. Ltd.	17,000	276,970
EirGenix, Inc.(1)	33,000	91,958
Eternal Materials Co. Ltd.	90,250	85,865
EVA Airways Corp.	223,334	262,157
Evergreen Marine Corp. Taiwan Ltd.	115,113	684,569
Far Eastern Department Stores Ltd.	176,642	184,997
Far Eastern New Century Corp.	470,313	511,135
Far EasTone Telecommunications Co. Ltd.	184,776	479,112
Feng Hsin Steel Co. Ltd.	40,000	95,007
Feng TAY Enterprise Co. Ltd.	50,400	240,275
First Financial Holding Co. Ltd.	188,382	163,205
Formosa Chemicals & Fibre Corp.(1)	213,755	331,731
Formosa Petrochemical Corp.(1)	128,153	255,684
Formosa Plastics Corp.(1)	199,959	354,266
Formosa Taffeta Co. Ltd.	193,000	133,829
Fortune Electric Co. Ltd.	7,000	203,271
Fubon Financial Holding Co. Ltd.	99,719	243,533
Fulgent Sun International Holding Co. Ltd.	25,000	94,801
Gamania Digital Entertainment Co. Ltd.	52,000	133,191
Giant Manufacturing Co. Ltd.	25,420	166,008
Globalwafers Co. Ltd.	7,000	115,911
Goldsun Building Materials Co. Ltd.	143,000	190,024
Grape King Bio Ltd.	17,000	80,386
Great Wall Enterprise Co. Ltd.	110,602	194,972
Highwealth Construction Corp.	236,965	380,478
Hiwin Technologies Corp.	19,233	125,922
Hon Hai Precision Industry Co. Ltd.	170,806	1,124,573
Hota Industrial Manufacturing Co. Ltd.	47,000	80,014
Hotai Motor Co. Ltd.	32,640	625,584
Hua Nan Financial Holdings Co. Ltd.	176,479	143,514
Huaku Development Co. Ltd.	36,300	152,739
Innolux Corp.	177,616	78,364
International Games System Co. Ltd.	18,000	749,813
Kenda Rubber Industrial Co. Ltd.	112,351	116,614
Kinpo Electronics(1)	229,000	126,166
Largan Precision Co. Ltd.	2,042	172,323
Lien Hwa Industrial Holdings Corp.	109,354	230,125
Lite-On Technology Corp.	57,000	185,164
Lotus Pharmaceutical Co. Ltd.	41,000	390,810
Makalot Industrial Co. Ltd.	14,000	181,410
MediaTek, Inc.	21,664	933,033
Mega Financial Holding Co. Ltd.	192,581	239,723

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Merida Industry Co. Ltd.	44,907	$ 299,299
Microbio Co. Ltd.(1)	109,309	139,528
Micro-Star International Co. Ltd.	22,000	120,400
momo.com, Inc.	8,580	113,349
Nan Kang Rubber Tire Co. Ltd.(1)	100,819	161,854
Nan Ya Plastics Corp.(1)	332,378	504,344
Nanya Technology Corp.(1)	51,165	109,760
Nien Made Enterprise Co. Ltd.	27,000	324,282
Novatek Microelectronics Corp.	15,479	288,680
OBI Pharma, Inc.(1)	46,742	87,511
Panion & BF Biotech, Inc.	19,000	60,032
Pegatron Corp.	36,486	117,273
Pegavision Corp.	8,685	127,941
PharmaEngine, Inc.	25,000	75,093
PharmaEssentia Corp.(1)	29,000	500,346
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Polaris Group(1)	80,000	182,680
Pou Chen Corp.	321,309	346,018
President Chain Store Corp.	59,716	503,303
Quanta Computer, Inc.	35,000	334,588
Realtek Semiconductor Corp.	17,542	294,376
Ruentex Development Co. Ltd.	173,824	233,460
Ruentex Industries Ltd.	76,421	160,533
Sanyang Motor Co. Ltd.	131,000	317,995
Shanghai Commercial & Savings Bank Ltd.	105,184	149,469
Silicon Motion Technology Corp. ADR	2,100	170,079
Simplo Technology Co. Ltd.	12,652	166,081
Sino-American Silicon Products, Inc.	18,000	120,231
SinoPac Financial Holdings Co. Ltd.	270,575	212,261
Standard Foods Corp.	129,000	169,968
Synmosa Biopharma Corp.	88,976	112,860
Synnex Technology International Corp.	30,569	68,796
TA Chen Stainless Pipe	143,016	157,990
TaiDoc Technology Corp.	20,000	104,099
Tainan Spinning Co. Ltd.	359,407	191,068
Taishin Financial Holding Co. Ltd.	285,508	165,975
Taiwan Cooperative Financial Holding Co. Ltd.	227,850	182,558
Taiwan Fertilizer Co. Ltd.	53,000	104,975
Taiwan High Speed Rail Corp.	159,000	148,924
Taiwan Hon Chuan Enterprise Co. Ltd.	42,000	222,002
Taiwan Mobile Co. Ltd.	190,858	629,396
Taiwan Semiconductor Manufacturing Co. Ltd.	257,747	7,636,428
Tatung Co. Ltd.(1)	171,000	299,883
TCC Group Holdings	288,497	304,063
TCI Co. Ltd.	17,000	81,876
Tong Yang Industry Co. Ltd.	86,000	285,954
Security	Shares	Value
Taiwan (continued)
TTY Biopharm Co. Ltd.	48,780	$ 114,371
Tung Ho Steel Enterprise Corp.	49,000	105,084
Unimicron Technology Corp.	39,000	215,773
Uni-President Enterprises Corp.	557,588	1,397,347
United Microelectronics Corp.(1)	188,323	325,711
Vanguard International Semiconductor Corp.	32,544	129,602
Voltronic Power Technology Corp.	3,000	177,619
Walsin Lihwa Corp.	326,980	357,391
Wan Hai Lines Ltd.	84,000	229,651
Wistron Corp.	125,000	405,697
Wiwynn Corp.	3,000	242,962
Yageo Corp.	6,431	144,454
Yang Ming Marine Transport Corp.	83,000	190,975
YFY, Inc.	101,000	95,709
Yieh Phui Enterprise Co. Ltd.	88,465	41,965
Yuanta Financial Holding Co. Ltd.	278,956	275,105
Yulon Motor Co. Ltd.	92,928	190,961
YungShin Global Holding Corp.	59,000	95,790
		$ 41,234,654
Thailand — 4.3%
Advanced Info Service PCL(8)	158,500	$ 900,718
Airports of Thailand PCL(8)	517,600	813,250
Amata Corp. PCL(8)	203,300	123,719
AP Thailand PCL(8)	549,560	118,777
B Grimm Power PCL(8)	139,300	81,678
Bangkok Bank PCL(8)	42,500	150,946
Bangkok Chain Hospital PCL(8)	621,500	289,387
Bangkok Dusit Medical Services PCL, Class F(8)	1,796,700	1,307,743
Bangkok Expressway & Metro PCL(8)	1,093,054	227,289
Banpu PCL(8)	803,800	107,458
BTS Group Holdings PCL(8)	1,033,700	125,830
Bumrungrad Hospital PCL(8)	203,300	1,366,208
Central Pattana PCL(8)	214,700	322,374
Central Retail Corp. PCL(8)	442,800	369,729
CH. Karnchang PCL(8)	194,800	105,929
Charoen Pokphand Foods PCL(1)(8)	416,300	259,451
Chularat Hospital PCL(8)	3,340,700	236,681
CP ALL PCL(8)	441,900	660,896
CP Axtra PCL(8)	187,200	138,644
Delta Electronics (Thailand) PCL(8)	1,977,100	4,448,868
Electricity Generating PCL(8)	15,400	43,323
Energy Absolute PCL(8)	198,400	60,139
Global Power Synergy PCL, Class F(8)	128,900	138,759
Gulf Energy Development PCL(8)	626,200	688,968
Hana Microelectronics PCL(8)	343,300	431,757

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Thailand (continued)
Home Product Center PCL(8)	912,260	$ 229,203
Indorama Ventures PCL(8)	346,871	183,736
Intouch Holdings PCL(8)	125,500	244,062
Kasikornbank PCL(8)	62,500	213,117
KCE Electronics PCL(8)	317,900	361,213
Kiatnakin Phatra Bank PCL(8)	28,900	36,600
Krung Thai Bank PCL(8)	407,925	190,031
Land & Houses PCL(8)	670,500	107,676
Mega Lifesciences PCL(8)	234,200	243,543
Minor International PCL(8)	896,936	731,135
Osotspa PCL(8)	196,800	122,874
Plan B Media PCL(8)	483,200	99,907
PTT Exploration & Production PCL(8)	197,016	814,412
PTT Global Chemical PCL(8)	421,205	348,805
PTT Oil & Retail Business PCL(8)	367,100	159,598
PTT PCL(8)	1,115,900	986,515
Quality Houses PCL(8)	1,804,283	89,861
Ratch Group PCL(8)	152,400	109,844
SCB X PCL(8)	50,500	141,551
SCG Packaging PCL(8)	263,500	241,030
Siam Cement PCL(8)	67,311	411,870
Siam Global House PCL(8)	564,436	229,886
Star Petroleum Refining PCL(1)(8)	362,600	80,414
Supalai PCL(8)	148,400	72,725
SVI PCL(8)	380,300	88,379
Thai Beverage PCL(2)(8)	714,200	236,741
Thai Oil PCL(8)	100,900	145,358
Thai Union Group PCL(8)	480,092	194,538
TPI Polene PCL(8)	2,914,200	104,867
True Corp. PCL(1)(8)	3,065,704	728,266
TTW PCL(8)	236,900	57,090
WHA Corp. PCL(8)	1,492,700	196,446
		$ 21,719,814
Tunisia — 0.5%
Attijari Bank	10,689	$ 185,616
Banque de Tunisie	113,230	184,299
Banque Internationale Arabe de Tunisie	7,902	255,103
Carthage Cement(1)	371,834	227,032
Euro Cycles SA	24,412	88,118
Poulina Group	91,623	265,600
Societe D'Articles Hygieniques SA	117,118	329,029
Societe Frigorifique et Brasserie de Tunis SA	146,220	598,814
Telnet Holding(1)	44,345	69,357
Union Internationale de Banques SA	23,405	175,833
		$ 2,378,801
Security	Shares	Value
Turkey — 5.2%
Akbank TAS	270,991	$ 530,210
Aksa Akrilik Kimya Sanayii AS	43,933	172,965
Aksa Enerji Uretim AS	306,798	415,642
Alarko Holding AS	34,678	113,837
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,166	298,096
Arcelik AS	94,450	504,548
Aygaz AS	100,427	554,082
Baticim Bati Anadolu Cimento Sanayii AS(1)	17,823	89,385
BIM Birlesik Magazalar AS	111,133	1,856,184
Biotrend Cevre VE Enerji Yatirimlari AS(1)	226,365	154,835
Can2 Termik AS(1)	3,053,632	187,734
Cimsa Cimento Sanayi VE Ticaret AS	83,927	80,193
Coca-Cola Icecek AS	21,163	535,338
Dogan Sirketler Grubu Holding AS(1)	395,182	204,290
Dogus Otomotiv Servis ve Ticaret AS	16,807	136,757
EGE Endustri VE Ticaret AS	456	175,635
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,985,507	590,426
Enerjisa Enerji AS(4)	255,322	531,120
Enka Insaat ve Sanayi AS	101,883	128,253
Eregli Demir ve Celik Fabrikalari TAS	364,778	594,159
Fenerbahce Futbol AS(1)	27,500	159,503
Ford Otomotiv Sanayi AS	26,106	901,563
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,786	126,635
Gubre Fabrikalari TAS(1)	11,586	49,748
Haci Omer Sabanci Holding AS	73,522	217,229
Hektas Ticaret TAS(1)	168,714	65,845
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	125,286
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	479,464
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	219,426	211,478
KOC Holding AS	129,168	898,864
Koza Altin Isletmeleri AS	247,800	161,760
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	81,119
Logo Yazilim Sanayi Ve Ticaret AS	147,998	465,296
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	111,900	435,160
Migros Ticaret AS	32,232	522,715
MLP Saglik Hizmetleri AS(1)(4)	99,775	1,069,288
Nuh Cimento Sanayi AS	12,278	93,069
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	353,571
Oyak Cimento Fabrikalari AS(1)	68,480	131,350
Pegasus Hava Tasimaciligi AS(1)	50,156	349,936
Petkim Petrokimya Holding AS(1)	282,818	188,285
Sasa Polyester Sanayi AS(1)	214,189	287,516
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	175,507
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	160,400	259,806
Sok Marketler Ticaret AS	108,409	208,824

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	46,630	$ 486,048
Turk Hava Yollari AO(1)	67,141	634,732
Turk Telekomunikasyon AS(1)	417,089	617,387
Turk Traktor ve Ziraat Makineleri AS	3,320	95,228
Turkcell Iletisim Hizmetleri AS	1,060,818	3,271,383
Turkiye Is Bankasi AS, Class C	782,177	379,840
Turkiye Petrol Rafinerileri AS	598,067	3,033,628
Turkiye Sise ve Cam Fabrikalari AS	149,987	229,990
Ulker Biskuvi Sanayi AS(1)	72,512	378,455
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	138,527
Yapi ve Kredi Bankasi AS	316,986	328,068
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	358,928
Zorlu Enerji Elektrik Uretim AS(1)	1,298,501	220,004
		$ 26,044,724
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	99,231	$ 216,180
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	966,855
ADNOC Drilling Co. PJSC	922,000	1,028,544
Adnoc Gas PLC	476,000	374,308
ADNOC Logistics & Services	148,200	169,007
Agthia Group PJSC	145,477	237,889
Air Arabia PJSC	646,580	404,051
Aldar Properties PJSC	753,712	1,284,669
Americana Restaurants International PLC	241,700	210,148
Apex Investment Co. PSC(1)	234,400	94,610
Borouge PLC	209,800	132,874
Dana Gas PJSC(1)	1,234,795	213,233
Dubai Electricity & Water Authority PJSC	2,100,300	1,257,316
Dubai Investments PJSC	527,093	302,639
Emaar Properties PJSC	520,324	1,162,642
Emirates Telecommunications Group Co. PJSC	249,055	1,090,564
EMSTEEL Building Materials PJSC(1)	208,300	73,169
Fertiglobe PLC	463,700	303,972
First Abu Dhabi Bank PJSC	296,080	1,003,709
Ghitha Holding PJSC(1)	6,700	57,079
Multiply Group PJSC(1)	382,500	213,152
Network International Holdings PLC(1)(4)	71,700	354,772
Q Holding PJSC(1)	189,500	145,091
		$ 11,296,473
United States — 0.0%(6)
Powerfleet, Inc.(1)	1	$ 5
		$ 5
Security	Shares	Value
Vietnam — 2.4%
Bamboo Capital Group JSC(1)	201,700	$ 65,986
Bank for Foreign Trade of Vietnam JSC(1)	297,112	993,149
Bank for Investment & Development of Vietnam JSC(1)	57,584	97,571
Binh Minh Plastics JSC	29,100	114,213
Development Investment Construction JSC(1)	301,811	313,726
Digiworld Corp.	115,800	277,558
Duc Giang Chemicals JSC	101,000	484,727
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	68,195	473,660
Gelex Group JSC(1)	203,200	175,694
Ha Do Group JSC	111,100	122,652
HAGL JSC(1)	283,740	134,495
Ho Chi Minh City Infrastructure Investment JSC	86,800	53,154
Hoa Phat Group JSC(1)	1,318,232	1,462,124
Hoa Sen Group	163,770	153,249
Hoang Huy Investment Financial Services JSC	267,400	198,905
Idico Corp. JSC	90,200	211,499
KIDO Group Corp.	48,035	103,782
Kinh Bac City Development Holding Corp.(1)	327,160	371,342
Masan Group Corp.(1)	229,632	672,126
Nam Kim Steel JSC(1)	183,000	168,761
Novaland Investment Group Corp.(1)	123,800	64,478
PC1 Group JSC(1)	110,745	124,674
PetroVietnam Drilling & Well Services JSC(1)	459,477	518,924
Petrovietnam Fertilizer & Chemicals JSC	80,500	113,881
PetroVietnam Gas JSC	94,916	285,123
PetroVietnam Nhon Trach 2 Power JSC	91,200	77,653
PetroVietnam Power Corp.(1)	1,201,300	703,001
PetroVietnam Technical Services Corp.	92,872	148,056
Petrovietnam Transportation Corp.	115,280	129,292
Saigon - Hanoi Commercial Joint Stock Bank(1)	136,921	61,265
Saigon Beer Alcohol Beverage Corp.	45,800	107,807
SSI Securities Corp.(1)	132,003	175,439
Tasco JSC(1)	130,800	87,239
Thanh Thanh Cong - Bien Hoa JSC(1)	125,232	57,976
Vietcap Securities JSC(1)	61,230	110,461
Vietjet Aviation JSC(1)	91,994	366,242
Vietnam Construction and Import-Export JSC(1)	129,719	92,699
Vietnam Dairy Products JSC	319,848	822,297
Viglacera Corp. JSC	76,800	156,785
Vincom Retail JSC(1)	229,413	183,929
Vingroup JSC(1)	320,579	518,068

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Vinh Hoan Corp.	54,240	$ 148,957
Vinhomes JSC(1)(4)	228,500	337,244
		$ 12,039,863
Total Common Stocks (identified cost $286,350,803)		$495,109,972

Rights — 0.0%(6)
Security	Shares	Value
Brazil — 0.0%(6)
Localiza Rent a Car SA, Exp. 8/6/24(1)	534	$ 860
		$ 860
Chile — 0.0%(6)
Plaza SA, Exp. 7/27/24(1)	19,236	$ 611
		$ 611
Morocco — 0.0%(6)
Bank of Africa, Exp. 10/7/24(1)	12	$ 4
		$ 4
Tunisia — 0.0%(6)
Societe Frigorifique et Brasserie de Tunis SA, Exp. 5/29/74(1)	146,220	$ 46,608
		$ 46,608
Total Rights (identified cost $0)		$ 48,083

Short-Term Investments — 1.0%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(9)	1,483,401	$ 1,483,401
Total Affiliated Fund (identified cost $1,483,401)		$ 1,483,401

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(10)	3,467,322	$ 3,467,322
Total Securities Lending Collateral (identified cost $3,467,322)		$ 3,467,322
Total Short-Term Investments (identified cost $4,950,723)		$ 4,950,723

Total Investments — 100.0% (identified cost $291,301,526)	$500,108,778
Other Assets, Less Liabilities — (0.0)%(6)	$ (199,465)
Net Assets — 100.0%	$499,909,313
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $15,758,049.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $18,388,125 or 3.7% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $4,134,360 or 0.8% of the Fund's net assets.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Trading of securities has been sanctioned.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.2%	$61,242,958
Industrials	10.6	52,809,677
Consumer Discretionary	9.6	48,259,656
Information Technology	9.6	47,908,586
Energy	9.6	47,876,473
Consumer Staples	9.5	47,383,255
Materials	9.4	46,995,221
Communication Services	9.1	45,481,673
Health Care	8.6	43,292,505
Utilities	6.0	29,952,143
Real Estate	4.8	23,955,908
Short-Term Investments	1.0	4,950,723
Total Investments	100.0%	$500,108,778
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Statement of Assets and Liabilities

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $289,818,125) — including $15,758,049 of securities on loan	$498,625,377
Affiliated investments, at value (identified cost $1,483,401)	1,483,401
Cash	6,909
Foreign currency, at value (identified cost $2,292,261)	2,269,874
Dividends receivable	2,026,330
Dividends receivable from affiliated investments	2,108
Receivable for investments sold	107,074
Receivable for Fund shares sold	2,446,514
Securities lending income receivable	12,324
Tax reclaims receivable	191,321
Total assets	$507,171,232
Liabilities
Collateral for securities loaned	$3,467,322
Payable for investments purchased	595,702
Payable for Fund shares redeemed	153,738
Payable to affiliates:
Investment adviser fee	183,166
Administration fee	203,572
Accrued foreign capital gains taxes	2,610,672
Accrued expenses	47,747
Total liabilities	$7,261,919
Net Assets	$499,909,313
Sources of Net Assets
Paid-in capital	$301,026,761
Distributable earnings	198,882,552
Net Assets	$499,909,313
Class I Shares
Net Assets	$499,909,313
Shares Outstanding	12,134,009
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.20

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Statement of Operations

Year Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,870,401)	$17,150,993
Dividend income from affiliated investments	55,877
Securities lending income, net	114,069
Total investment income	$17,320,939
Expenses
Investment adviser fee	$2,202,068
Administration fee	2,446,743
Interest expense and fees	35,273
Total expenses	$4,684,084
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,558
Total expense reductions	$1,558
Net expenses	$4,682,526
Net investment income	$12,638,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $348,330)	$7,328,539
Foreign currency transactions	(687,418)
Net realized gain	$6,641,121
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $980,252)	$23,431,027
Foreign currency	5,201
Net change in unrealized appreciation (depreciation)	$23,436,228
Net realized and unrealized gain	$30,077,349
Net increase in net assets from operations	$42,715,762

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Statements of Changes in Net Assets

	Year Ended June 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,638,413	$16,217,042
Net realized gain	6,641,121	18,987,317
Net change in unrealized appreciation (depreciation)	23,436,228	7,145,244
Net increase in net assets from operations	$42,715,762	$42,349,603
Distributions to shareholders:
Class I	$(27,328,590)	$(48,701,817)
Total distributions to shareholders	$(27,328,590)	$(48,701,817)
Transactions in shares of beneficial interest:
Class I	$(11,586,130)	$(38,420,727)
Net decrease in net assets from Fund share transactions	$(11,586,130)	$(38,420,727)
Net increase (decrease) in net assets	$3,801,042	$(44,772,941)
Net Assets
At beginning of year	$496,108,271	$540,881,212
At end of year	$499,909,313	$496,108,271

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Financial Highlights

	Class I
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$39.96	$40.54	$54.69	$40.37	$48.52
Income (Loss) From Operations
Net investment income(1)	$1.04	$1.26	$1.27	$0.86	$1.10
Net realized and unrealized gain (loss)	2.52	2.09	(10.80)	14.35	(7.97)
Total income (loss) from operations	$3.56	$3.35	$(9.53)	$15.21	$(6.87)
Less Distributions
From net investment income	$(1.47)	$(1.56)	$(1.24)	$(0.89)	$(1.28)
From net realized gain	(0.85)	(2.37)	(3.38)	—	—
Total distributions	$(2.32)	$(3.93)	$(4.62)	$(0.89)	$(1.28)
Net asset value — End of year	$41.20	$39.96	$40.54	$54.69	$40.37
Total Return(2)	9.15%	8.77%	(18.63)%	37.89%	(14.61)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$499,909	$496,108	$540,881	$838,973	$1,101,459
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.96%(4)	0.96%(4)	0.96%(4)	0.96%	0.96%
Net investment income	2.58%	3.18%	2.59%	1.79%	2.46%
Portfolio Turnover	10%	13%	14%	19%	2%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended June 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Notes to Financial Statements — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended June 30, 2024 and June 30, 2023 was as follows:
	Year Ended June 30,
	2024	2023
Ordinary income	$17,310,232	$19,340,563
Long-term capital gains	$10,018,358	$29,361,254
During the year ended June 30, 2024, distributable earnings was decreased by $1,995,744 and paid-in capital was increased by $1,995,744 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of June 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 11,302,970
Undistributed long-term capital gains	4,599,729
Net unrealized appreciation	182,979,853
Distributable earnings	$198,882,552

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$314,452,345
Gross unrealized appreciation	$223,024,410
Gross unrealized depreciation	(37,367,977)
Net unrealized appreciation	$185,656,433
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2024, the investment adviser fee amounted to $2,202,068.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended June 30, 2024, the investment adviser fee paid was reduced by $1,558 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2024, the administration fee amounted to $2,446,743. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $49,174,097 and $77,517,369, respectively, for the year ended June 30, 2024.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Notes to Financial Statements — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended June 30, 2024		Year Ended June 30, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	493,482	$19,884,932	653,893	$ 26,220,262
Issued to shareholders electing to receive payments of distributions in Fund shares	521,265	20,574,332	980,356	37,253,545
Redemptions	(1,295,278)	(52,045,394)	(2,561,331)	(101,894,534)
Net decrease	(280,531)	$(11,586,130)	(927,082)	$(38,420,727)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended June 30, 2024 were $423,443 and 6.42%, respectively.
7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $15,758,049 and $16,728,943, respectively. Collateral received was comprised of cash of $3,467,322 and U.S. government and/or agencies securities of $13,261,621. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,467,322	$ —	$ —	$ —	$3,467,322
The carrying amount of the liability for collateral for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2024.
8  Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,483,401, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,439,137	$37,624,074	$(37,579,810)	$ —	$ —	$1,483,401	$55,877	1,483,401
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 131,643	$ 44,031,650	$ —	$ 44,163,293
Asia	9,321,301	247,121,579	212,175	256,655,055
Developed Europe	218,880	2,885,485	—	3,104,365
Emerging Europe	239,711	67,463,479	0	67,703,190
Latin America	68,932,228	—	0	68,932,228
Middle East	545,074	54,006,762	0	54,551,836
North America	5	—	—	5
Total Common Stocks	$79,388,842	$415,508,955**	$212,175	$495,109,972

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Rights	$ 864	$ 47,219	$ —	$ 48,083
Short-Term Investments:
Affiliated Fund	1,483,401	—	—	1,483,401
Securities Lending Collateral	3,467,322	—	—	3,467,322
Total Investments	$84,340,429	$ 415,556,174	$212,175	$500,108,778
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2024 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund") (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended June 30, 2024, the Fund designates approximately $9,005,090, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended June 30, 2024, the Fund paid foreign taxes of $1,927,688 and recognized foreign source income of $19,115,666.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2024, $5,177,037 or, if subsequently determined to be different, the net capital gain of such year.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its custom benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2023 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

This Page Intentionally Left Blank

EITEX-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024